Revenues from contracts with customers - Narrative (Details) € in Thousands, dose in Thousands, £ in Millions, $ in Millions		1 Months Ended					12 Months Ended					36 Months Ended
	Dec. 31, 2022 USD ($)	Jul. 31, 2022 dose	May 31, 2022 USD ($)	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 USD ($)	Apr. 30, 2020	Dec. 31, 2022 EUR (€) performance_obligation	Dec. 31, 2022 USD ($) performance_obligation	Dec. 31, 2022 GBP (£) performance_obligation	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 GBP (£)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue, number of performance obligations | performance_obligation							1	1	1
Revenue from contracts with customers							€ 360,506			€ 347,186	€ 109,357
Refund liabilities							143,085			254,581	111,426	€ 143,085
Product sales							114,797			62,984	65,938
Other revenues							€ 246,506			285,101	44,383
First performance obligation, percentage							73.80%	73.80%	73.80%
Second performance obligation, percentage							0.50%	0.50%	0.50%
Third performance obligation, percentage							25.80%	25.80%	25.80%
Non-current refund liabilities							€ 6,635			158,970		6,635
Contract costs							3,710			3,010		3,710
Vaccine candidates
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers							5,565			3,257	31,604
Product sales							0			0	0
Technologies and services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers							(39,888)			27,613	11,814
Product sales							0			0	0
COVID VLA2001
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers							309,578			253,314
COVID VLA2001 | Vaccine candidates
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers							0			0
COVID VLA2001 | Technologies and services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers							0			0
COVID VLA2001 | UK Authority | Vaccine supply agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Aggregate upfront payment										420,600			£ 369.7
Revenue from contracts with customers							169,200			253,300
Refund liabilities							0			166,900		0
Revenue from CAPEX obligation							80,000		£ 70.8
Revenue from royalty obligation							89,200
Non-current refund liabilities										77,300
COVID VLA2001 | European Commission | Amended Advance Purchase Agreement (APA)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Product sales							6,000
Minimum number of doses | dose		1,250
Other revenues							110,800			0
Lyme VLA15
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers							(45,869)			14,265	31,604
Lyme VLA15 | Vaccine candidates
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers							0			0	31,604
Lyme VLA15 | Technologies and services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers							(45,869)			14,265	0
Lyme VLA15 | Pfizer Inc. | Technologies and services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers							45,900			14,300
Lyme VLA15 | Pfizer Inc. | Collaboration and License agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Refund liabilities							€ 135,500			79,600		135,500
Other revenues										14,300
Number of performance obligations | performance_obligation							3	3	3
Reversal of other revenue							€ 45,869			(14,265)	€ (31,604)	0
Upfront payment				€ 116,900	$ 130		€ 34,100
Number of performance obligations recognised as point in time | performance_obligation							2	2	2
Shared development costs, percentage incurred						30.00%
Royalties, percentage						19.00%
Non-current refund liabilities							€ 0			75,200		0
Contract costs							3,700			3,000		3,700
Lyme VLA15 | Pfizer Inc. | Amended Collaboration and License agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Refund liabilities							135,500			79,600		135,500
Other revenues							45,900	$ 25
Shared development costs, percentage incurred			40.00%
Milestone payments, development and commercialization | $	$ 143
Future milestone, sales targets | $	$ 100
Non-current refund liabilities							0			75,200		0
Contract costs							3,700			3,000		€ 3,700
Lyme VLA15 | Pfizer Inc. | Amended Collaboration and License agreement | Minimum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Royalties, percentage	14.00%		14.00%
Lyme VLA15 | Pfizer Inc. | Amended Collaboration and License agreement | Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Royalties, percentage	22.00%		22.00%
Future milestone, sales targets | $			$ 100
Chikungunya VLA1553
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers							5,565			3,257
Chikungunya VLA1553 | Vaccine candidates
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers							5,565			3,257
Chikungunya VLA1553 | Technologies and services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers							€ 0			0
Chikungunya VLA1553 | Instituto Butantan | Vaccine candidates
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers										€ 3,300